Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2024

	Principal Amount	Fair Value
CORPORATE BONDS - 6.78%
Communications - 4.85%
AMC Entertainment Holdings Inc, 7.50%, 02/15/2029	$3,110,000	$2,005,950
Clear Channel Outdoor Holdings Inc, 7.75%, 04/15/2028	5,000,000	4,337,500
CommScope Inc, 8.25%, 03/01/2027	1,079,000	512,525
Level 3 Financing Inc, 10.50%, 05/15/2030	5,000,000	4,975,000
		11,830,975
Consumer, Non-cyclical - 1.90%
Community Health Systems Inc, 5.625%, 03/15/2027	5,000,000	4,625,000
		4,625,000
Real Estate - 0.02%
China Evergrande Group, 8.750%, 06/28/2025(b)(d)	5,000,000	56,250
		56,250

TOTAL CORPORATE BONDS		16,512,225
(Cost $16,550,577)

	Principal Amount	Fair Value
SENIOR LOANS - 3.23%
Consumer Discretionary - 1.34%
R.R. Donnelley & Sons Company, First Lien Term B Loan, TSR1M + 7.250%, 03/17/2028(a)	497,491	500,213
ClubCorp Holdings Inc, Term Loan, 1M SOFR + 5%, 09/18/2026	2,799,000	2,769,610
		3,269,823
Consumer, Non-cyclical - 1.28%
Revlon Intermediate Holdings IV LLC, Term Loan, 1M SOFR + 6.875%, 05/02/2028	3,111,000	3,126,555

Industrials - 0.61%
Moran Foods 1st Lien A&R 2023 FLSO PIK Term Loan, TSFR3M + 7.250%, 12/31/2026	1,555,000	1,480,251
		1,480,251

TOTAL SENIOR LOANS		7,876,629
(Cost $7,879,738)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES - 0.54%
Federal National Mortgage Association (FNMA) - 0.54%
FNMA, 3.000%, 05/25/2051	6,992,530	1,315,017

TOTAL MORTGAGE-BACKED SECURITIES		1,315,017
(Cost $1,309,126)

Annual Report | January 31, 2024	19

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
COMMON STOCK - 1.48%
Communication Services - 1.23%
Arbe Robotics, Ltd.(e)	371,004	$3,005,132
		3,005,132
Consumer Discretionary - 0.25%
Polestar Automotive Holding UK PLC	275,437	597,698
		597,698
Consumer Staples - 0.00%(c)
Moran Foods LLC(f)	3,699,885	-
		-

TOTAL COMMON STOCK		3,602,830
(Cost $3,717,004)

	Shares	Fair Value
CLOSED END FUNDS - 12.38%
Alternative - 1.30%
Blackrock ESG Capital Allocation Trust	121,074	1,985,614
Platinum Asia Investments Ltd	2,272,361	1,185,175
		3,170,789

Equity - 7.68%
Aberdeen Global Dynamic Dividend Fund	14,535	133,867
abrdn Standard Global Infrastructure Income Fund	50,927	883,583
abrdn Standard Global Infrastructure Income Fund	16,258	128,763
Adams Diversified Equity Fund, Inc.	96,976	1,761,084
Adams Natural Resources Fund Inc.	37,130	760,051
BlackRock Enhanced Global Dividend Trust	3,737	37,258
BlackRock Enhanced International Dividend Trust	23,807	125,701
BlackRock Resources & Commodities Strategy Trust	17,497	149,074
BlackRock Science & Technology Trust II	146,440	2,488,016
Gabelli Dividend & Income Trust	59,672	1,282,948
Gabelli Healthcare & WellnessRx Trust	23,912	226,447
GAMCO Natural Resources Gold & Income Trust	3,582	17,731
iShares Russell 2000 ETF	4,565	880,497
Lazard Global Total Return and Income Fund Inc	5,169	79,344
MainStay CBRE Global Infrastructure Megatrends Term Fund	60,263	779,201
Platinum Capital, Ltd.	80,386	68,295
Nuveen Real Asset Income and Growth Fund	50,741	594,177
Tekla Healthcare Investors(e)	68,181	1,167,941
Tekla Life Sciences Investors(e)	128,601	1,764,406
Tortoise Energy Infrastructure Fund, Inc.	15,834	458,711
Tortoise Midstream Energy Fund, Inc.	21,652	753,057
Tortoise Pipeline & Energy Fund, Inc.	3,607	103,809
Tortoise Energy Independence Fund, Inc.	17,699	510,908
WAM Global Ltd	617,825	818,757
Hearts and Minds Investments, Ltd.	1,524,301	2,630,053
Pengana International Equities, Ltd.	168,532	123,834
		18,727,513

20

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
Fixed Income - 3.08%
AllianceBernstein National Municipal Income Fund	79,712	$864,078
BNY Mellon Municipal Income, Inc.	20,133	131,468
BNY Mellon Strategic Municipals Inc.	40,417	239,673
BlackRock New York Municipal Income Trust	26,865	283,157
BlackRock MuniHoldings New York Quality Fund, Inc.	1,007	10,684
BNY Mellon Strategic Municipal Bond Fund, Inc.	7,596	43,221
DWS Strategic Municipal Income Trust	15,370	136,639
Eaton Vance New York Municipal Bond Fund	19,040	186,402
Ellsworth Growth and Income Fund, Ltd.	5,295	41,883
Ellsworth Growth and Income Fund, Ltd.	1,643	17,301
Invesco Trust for Investment Grade New York Municipals	41,156	434,607
Invesco Pennsylvania Value Municipal Income Trust	28,614	289,574
Invesco Quality Municipal Income Trust	17	162
New America High Income Fund, Inc.	43,258	317,081
Nuveen Massachusetts Quality Municipal Income Fund	15,761	168,012
Nuveen Missouri Quality Municipal Income Fund	2,044	20,747
Nuveen Arizona Quality Municipal Income Fund	12,018	130,636
Nuveen AMT-Free Quality Municipal Income Fund	57,098	629,791
Nuveen California Quality Municipal Income Fund	41,372	456,747
Nuveen New Jersey Quality Municipal Income Fund	43,385	518,451
Nuveen Variable Rate Preferred and Income Fund	78,075	1,346,794
Nuveen Pennsylvania Quality Municipal Income Fund	83,280	974,376
Pioneer Municipal High Income Opportunities Fund, Inc.	4,798	51,387
Pioneer Municipal High Income Advantage Fund, Inc.	326	2,588
Pioneer Municipal High Income Fund, Inc.	24,447	210,733
		7,506,192
Mixed Allocation - 0.32%
Calamos Long/Short Equity & Dynamic Income Trust	51,283	769,245
		769,245

TOTAL CLOSED END FUNDS		30,173,739
(Cost $29,928,644)

Fair Value
PRIVATE FUND - 9.85%
Stone Ridge Opportunities Fund Feeder LP(e)	24,000,000

TOTAL PRIVATE FUND	24,000,000
(Cost $24,000,000)

	Contracts	Fair Value
OPTIONS - 1.02%
Call Option Contracts - 1.02%
Alibaba Group Holding Ltd, Expires 03/15/24, Strike Pirce $75.00	4,037	1,271,655
iShares Russell 2000 ETF, Expires 04/19/24, Strike Price $2.02	159	68,688
iShares Russell 2000 ETF, Expires 04/19/24, Strike Price $2.03	1,180	472,000
iShares Russell 2000 ETF, Expires 04/19/24, Strike Price $2.04	342	129,276
iShares Russell 2000 ETF, Expires 04/19/24, Strike Price $2.05	799	264,469
iShares Russell 2000 ETF, Expires 04/19/24, Strike Price $2.06	300	91,800
iShares Russell 2000 ETF, Expires 04/19/24, Strike Price $2.08	40	178,160

TOTAL OPTIONS		2,476,048
(Premiums paid $2,420,930)

Annual Report | January 31, 2024	21

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
SHORT TERM INVESTMENTS - 61.79%
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield 5.19%	150,593,502	150,593,502

TOTAL SHORT TERM INVESTMENTS		150,593,502
(Cost $150,593,502)
Total Investments in securities - 97.06%		236,549,990
(Cost $236,399,521)
Other Assets in Excess of Liabilities - 2.94%		7,155,671
NET ASSETS - 100.00%		$243,705,661

Amounts above are shown as a percentage of net assets as of January 31, 2024.

SCHEDULE OF SECURITIES SOLD SHORT

	Contracts	Fair Value
OPTIONS - (0.08%)
Call Option Contracts - (0.08%)
Alibaba Group Holding Ltd, Expires 03/15/24, Strike Pirce $90.00	(4,037)	(201,850)

TOTAL OPTIONS		(201,850)
(Premiumns paid $213,851)
Total Securities Sold Short - (0.08%)		(201,850)
(Premiumns paid $213,851)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the "Securities Act"). Total market value of Rule 144A securities amounts to $500,213, which represented approximately 0.21% of net assets as of January 31, 2024. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(b)	Security is in default as of year-end and is therefore non-income producing.
(c)	Amount represents less than 0.005% of net assets.
(d)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of those securities was $56,250, which represents approximately 0.02% of net assets.
(e)	Non-income producing security.
(f)	On January 31, 2024 the value of these investments amounted to $0, representing 0.0% of the net assets of the Fund.

Investment Abbreviations:

ESTRON - Euro Short-Term Rate

LIBOR - London Interbank Offered Rate

OBFR - United States Overnight Bank Funding Rate

RBACOR - RBA Interbank Overnight Cash Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Over Night Index Average

Reference Rates:

ESTRON - Euro Short-Term Rate as of January 31, 2024 was 3.89%

OBFR - United States Overnight Bank Funding Rate as of January 31, 2024 was 5.32%

RBACOR - RBA Interbank Overnight Cash Rate as of January 31, 2024 was 4.32%

SOFR - Secured Overnight Financing Rate as of January 31, 2024 was 5.32%

22

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2024

TSFR1M - CME Term SOFR 1 Month as of January 31, 2024 was 5.33%.

TSFR3M - CME Term SOFR 3 Month as of January 31, 2024 was 5.32%

SONIA- Sterling Overnight Index Average as of January 31, 2024 was 5.20%

PRIME - US Prime Rate as of January 31, 2024 was 8.5%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCS - Morgan Stanley Capital Services

BARC - Barclays Bank PLC

MSCO – Morgan Stanley & Company

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation
JPM	2/8/2024	USD	$5,312,109	AUD	$5,282,227	$29,883
						$29,883

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Depreciation
JPM	2/8/2024	AUD	$1,968,155	USD	$1,978,710	$(10,555)
						$(10,555)
						$19,327

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
E-Mini Russ 2000 Mar24	(18)	3/15/2024	1,763,922	(3,612)
				$(3,612)
				$(3,612)

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index, Series 41	(5.00)%	USD	12/20/2028	83,569,860	$(5,210,346)	$4,870,980	$(339,366)
						$(5,210,346)	$4,870,980	$(339,366)

Annual Report | January 31, 2024	23

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2024

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	British American Tobacco p.l.c.	1.00%	EUR	12/20/2028	5,000,000	$84,097	$(29,940)	$54,157
Buy	CommScope, Inc.	5.00%	USD	6/20/2027	1,079,000	475,549	(453,180)	22,369
						$559,646	$(483,120)	$76,526

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
JPM	Aberdeen Diversified Income and Growth Trust	GBP	1,625,997	10/31/2024	SONIA	40 bps	$1,633,999	$8,002
JPM	Abrdn UK Smaller Cos Growth Trust PLC	GBP	74,218	10/31/2024	SONIA	40 bps	74,002	(216)
JPM	Baillie Gifford US Growth Trust PLC	GBP	8,560,691	10/31/2024	SONIA	40 bps	8,581,497	20,806
JPM	Bellevue Healthcare Trust PLC	GBP	3,341,026	10/31/2024	SONIA	35 bps	3,363,300	22,274
JPM	Brown Advisory US Smaller Companies PLC	GBP	691,210	10/31/2024	SONIA	40 bps	696,593	5,383
JPM	CQS Natural Resources Growth and Income PLC	GBP	599,537	10/31/2024	SONIA	40 bps	599,456	(81)
JPM	Edinburgh Worldwide Investment Trust PLC	GBP	780,140	10/31/2024	SONIA	40 bps	766,760	(13,380)
JPM	European Opportunities Trust PLC	GBP	2,863,158	10/31/2024	SONIA	35 bps	2,824,026	(39,132)
JPM	European Smaller Companies	GBP	4,265,398	10/31/2024	SONIA	40 bps	4,278,812	13,414
JPM	The Global Smaller Companies Trust PLC	GBP	17,115	10/31/2024	SONIA	35 bps	$17,161	$46
JPM	Henderson Opportunities Trust PLC	GBP	277,159	10/31/2024	SONIA	40 bps	276,327	(832)
JPM	Herald Investment Trust PLC	GBP	2,363,853	10/31/2024	SONIA	40 bps	2,387,999	24,146
JPM	Hipgnosis Songs Fund Ltd	GBP	1,941,944	10/31/2024	SONIA	40 bps	1,906,034	(35,910)
JPM	Middlefield Canadian Income PC	GBP	403,844	10/31/2024	SONIA	40 bps	406,873	3,029
JPM	Montanaro European Smaller Companies Trust PLC	GBP	14,224	10/31/2024	SONIA	35 bps	14,355	131
JPM	River & Mercantile UK Micro Cap Inv Co Ltd	GBP	55,707	10/31/2024	SONIA	40 bps	54,919	(788)
JPM	Smithson Investment Trust PLC	GBP	526,888	10/31/2024	SONIA	35 bps	528,775	1,887
							$28,410,888	$8,779

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation
(b)	Notional amounts are presented in USD equivalent.

24

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements
January 31, 2024

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the above fair value hierarchy levels as of January 31, 2024. Refer to the portfolio of investments for additional details.

Investments in Securities at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$16,512,225	$-	$16,512,225
Senior Loans	-	7,876,629	-	7,876,629
Mortgage-Backed Securities	-	1,315,017	-	1,315,017
Common Stock	3,602,830	-	-	3,602,830
Closed End Funds	30,173,739	-	-	30,173,739
Private Fund*	-	-	-	24,000,000
Options	2,476,048	-	-	2,476,048
Short Term Investments	150,593,502	-	-	150,593,502
Total	$186,846,119	$25,703,871	$-	$236,549,990

Securities sold short, at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Options	201,850	-	-	201,850
Total	$-	$-	$-	$-

Derivative contracts, at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Forward Foreign Currency Contracts	$-	$29,883	$-	$29,883
Over the Counter Credit Default Swaps	-	559,646	-	559,646
Total Return Swaps	-	99,118	-	99,118
Total Assets	$-	$688,647	$-	$688,647

Liabilities
Forward foreign currency contracts	$-	$10,555	$-	$10,555
Futures Contracts	3,612	-	-	3,612
Centrally Cleared Credit Default Swaps	-	5,210,346	-	5,210,346
Total Return Swaps	-	90,339	-	90,339
Total Assets	$3,612	$5,311,240	$-	$5,314,852

*	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.